Long-Term Investments - Additional Information (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 11, 2019 USD ($)	Jan. 31, 2019 HKD ($) shares	Apr. 30, 2017 CNY (¥)	Dec. 31, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Yibon Hotel Group Co., Ltd
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values, percentage			30.00%
Payment to acquire, equity securities without readily determinable fair values | ¥			¥ 103,701,474
Available-for-sale debt investment, fair value					¥ 103,701,474	$ 15,892,946
Equity interest held by holders of investee to be exchanged into shares of investor				70.00%
Zhejiang New Century Hotel Management Co [Member]
Schedule Of Investments [Line Items]
Percentage of ownership	4.95%
Equity interest, ordinary shares	$ 29,200,000
China Gingko Education Group Company Limited | Initial Public Offering
Schedule Of Investments [Line Items]
Equity interest, percentage		5.56%
Equity interest, ordinary shares | shares		27,776,000
Equity interest		$ 40,400
China Gingko Education Group Company Limited | Secondary Market [Member]
Schedule Of Investments [Line Items]
Equity interest, percentage		2.71%
Equity interest, ordinary shares | shares		13,560,000
Equity interest		$ 19,530